Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises, Equipment And Leases [Abstract]
2013	$ 18,492
2014	13,944
2015	11,627
2016	10,046
2017	9,375
2018 and after	34,583
Total minimum lease payments	$ 98,067